BARRETT OPPORTUNITY FUND
STATEMENT OF INVESTMENTS
November 30, 2023 (Unaudited)

COMMON STOCKS - 98.3%	Shares	Value
Communication Services - 7.0%
Media & Entertainment - 7.0%
Alphabet, Inc. - Class C (a)	23,367	$ 3,129,309

Consumer Discretionary - 10.1%
Retailing - 10.1%
Home Depot, Inc. (The)	2,749	861,784
Murphy USA, Inc.	9,897	3,657,436
		4,519,220
Consumer Staples - 3.1%
Food, Beverage & Tobacco - 3.1%
PepsiCo, Inc.	8,247	1,387,888

Energy - 14.0%
Energy - 14.0%
Murphy Oil Corp.	44,534	1,904,719
Shell plc - ADR (United Kingdom)	66,526	4,377,411
		6,282,130
Financials - 18.4%
Diversified Financials - 15.6%
Ares Management Corp. - Class A	8,018	900,020
Bank of New York Mellon Corp. (The)	62,311	3,010,868
BlackRock, Inc.	641	481,538
FleetCor Technologies, Inc. (a)	2,750	661,375
Jefferies Financial Group, Inc.	54,064	1,916,028
		6,969,829
Insurance - 2.8%
Progressive Corp. (The)	7,789	1,277,630

Health Care - 8.4%
Health Care Equipment & Services - 2.1%
Abbott Laboratories	9,163	955,609

Pharmaceuticals, Biotechnology & Life Sciences - 6.3%
AbbVie, Inc.	7,560	1,076,469
Johnson & Johnson	3,849	595,286

BARRETT OPPORTUNITY FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.3% (Continued)	Shares	Value
Health Care - 8.4% (Continued)
Pharmaceuticals, Biotechnology & Life Sciences - 6.3% (Continued)
Thermo Fisher Scientific, Inc.	2,291	$ 1,135,786
		2,807,541
Industrials - 15.9%
Capital Goods - 11.4%
EnerSys	5,500	486,640
General Dynamics Corp.	18,785	4,639,331
		5,125,971
Commercial & Professional Services - 4.5%
Automatic Data Processing, Inc.	8,663	1,991,797

Information Technology - 18.9%
Software & Services - 10.5%
Microsoft Corp.	12,370	4,687,117

Technology Hardware & Equipment - 8.4%
Apple, Inc.	19,885	3,777,156

Real Estate - 2.5%
Real Estate - 2.5%
Rayonier, Inc.	36,234	1,111,659

Investments at Value - 98.3% (Cost $8,268,425)		$ 44,022,856

Other Assets in Excess of Liabilities - 1.7%		763,883

Net Assets - 100.0%		$ 44,786,739

ADR - American Depositary Receipt

(a)	Non-income producing security.

The Fund's sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Funds. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.